Note 12 - Stock Incentive Plan (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 16, 2014	Jun. 11, 2014	Jun. 06, 2014	Apr. 21, 2014	Dec. 18, 2013 Sovereign Holdings Inc. [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Allocated Share-based Compensation Expense			$ 0	$ 88,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	0 years
Shares, Issued (in Shares)									7,142
Share Price (in Dollars per share)			$ 2		$ 2.11	$ 1.85	$ 2.00	$ 0.01	$ 11.20
Dividends			$ 0	$ 0